SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Information

Information concerning the Company’s continuing operations in these two segments for the three-month periods ended June 30, 2021 and 2020 are as follows:

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Three Months Ended June 30, 2021
Sales	$9,307,000	$1,833,000	$—	$(143,000)	$10,997,000
Cost of sales	5,204,000	1,185,000	—	—	6,389,000
Gross profit	4,103,000	648,000	—	(143,000)	4,608,000
Selling, general and
administrative expenses	3,592,000	878,000	663,000	(143,000)	4,990,000
Transaction costs	—	—	1,279,000	—	1,279,000
Operating income (loss)	511,000	(230,000)	(1,942,000)	—	(1,661,000)
Other (expense) income	(38,000)	16,000	(257,000)	—	(279,000)
Income (loss) before income tax	$473,000	$(214,000)	$(2,199,000)	$—	$(1,940,000)

Depreciation and amortization	$68,000	$139,000	$38,000	$—	$245,000

Capital expenditures	$—	$1,000	$—	$—	$1,000

Assets	$14,819,000	$7,624,000	$29,581,000	$(27,000)	$51,997,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Three Months Ended June 30, 2020
Sales	$8,287,000	$1,525,000	$—	$(184,000)	$9,628,000
Cost of sales	5,192,000	982,000	—	(26,000)	6,148,000
Gross profit	3,095,000	543,000	—	(158,000)	3,480,000
Selling, general and
administrative expenses	3,638,000	483,000	769,000	(158,000)	4,732,000
Transaction costs	—	—	394,000	—	394,000
Operating (loss) income	(543,000)	60,000	(1,163,000)	—	(1,646,000)
Other income	3,000	—	276,000	—	279,000
(Loss) income before income tax	$(540,000)	$60,000	$(887,000)	$—	$(1,367,000)

Depreciation and amortization	$76,000	$19,000	$123,000	$—	$218,000

Capital expenditures	$24,000	$—	$8,000	$—	$32,000

Assets	$16,825,000	$6,569,000	$33,984,000	$(27,000)	$57,351,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Six Months Ended June 30, 2021
Sales	$17,671,000	$3,772,000	$—	$(287,000)	$21,156,000
Cost of sales	9,985,000	2,347,000	—	—	12,332,000
Gross profit	7,686,000	1,425,000	—	(287,000)	8,824,000
Selling, general and
administrative expenses	7,200,000	1,857,000	1,391,000	(287,000)	10,161,000
Transaction costs	—	—	2,471,000	—	2,471,000
Operating income (loss)	486,000	(432,000)	(3,862,000)	—	(3,808,000)
Other (expense) income	(57,000)	16,000	(251,000)	—	(292,000)
Income (loss) before income tax	$429,000	$(416,000)	$(4,113,000)	$—	$(4,100,000)

Depreciation and amortization	$135,000	$293,000	$77,000	$—	$505,000

Capital expenditures	$4,000	$6,000	$—	$—	$10,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Six Months Ended June 30, 2020
Sales	$16,823,000	$2,352,000	$—	$(384,000)	$18,791,000
Cost of sales	9,999,000	1,602,000	—	(27,000)	11,574,000
Gross profit	6,824,000	750,000	—	(357,000)	7,217,000
Selling, general and
administrative expenses	7,535,000	811,000	1,683,000	(357,000)	9,672,000
Transaction costs	—	—	415,000	—	415,000
Operating loss	(711,000)	(61,000)	(2,098,000)	—	(2,870,000)
Other income (expense)	17,000	—	673,000	—	690,000
Loss before income tax	$(694,000)	$(61,000)	$(1,425,000)	$—	$(2,180,000)

Depreciation and amortization	$147,000	$32,000	$251,000	$—	$430,000

Capital expenditures	$68,000	$1,000	$20,000	$—	$89,000

Information concerning the Company’s operations in the various segments for the years ended December 31, 2020 and 2019 is as follows:

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
2020
Sales	$34,496,000	$8,777,000	$—	$(697,000)	$42,576,000
Cost of sales	19,606,000	5,798,000	—	(35,000)	25,36 9,000
Gross profit	14,890,000	2,979,000	—	(662,000)	17,207,000

Selling, general and administrative expenses	13,875,000	2,669,000	3,337,000	(662,000)	19,219,000
Acquisition costs	—	—	685,000	—	685,000
Operating income (loss)	1,015,000	310,000	(4,022,000)	—	(2,697,000)
Other income (expense)	(10,000)	(32,000)	964,000	—	922,000
Income (loss) from continuing operations before tax	$1,005,000	$278,000	$(3,058,000)	$—	$(1,775,000)

Depreciation and amortization	$288,000	$292,000	$382,000	$—	$962,000

Capital expenditures	$81,000	$14,000	$155,000	$—	$250,000

Assets	$15,398,000	$8,521,000	$31,664,000	$(27,000)	$55,556,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
2019
Sales	$47,007,000	$4,741,000	$—	$(842,000)	$50,906,000
Cost of sales	25,613,000	3,259,000	—	(152,000)	28,720,000
Gross profit	21,394,000	1,482,000	—	(690,000)	22,186,000
Selling, general and administrative expenses	17,354,000	1,485,000	4,028,000	(690,000)	22,177,000
Operating income (loss)	4,040,000	(3,000)	(4,028,000)	—	9,000
Other income (expense)	(7,000)	(10,000)	243,000	—	226,000
Income (loss) from continuing operations before tax	$4,033,000	$(13,000)	$(3,785,000)	$—	$235,000

Depreciation and amortization	$360,000	$92,000	$581,000	$—	$1,033,000

Capital expenditures	$81,000	$69,000	$275,000	$—	$425,000

Assets	$19,902,000	$1,694,000	$37,582,000	$(27,000)	$59,151,000